Segment information - Organic cash flow from telecom activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	€ 12,054	€ 11,235	€ 11,236
Purchases (sales) of property, plant and equipment and intangible assets	(7,630)	(8,282)	(8,580)
Repayments of lease liabilities	(1,657)	(1,519)	(1,625)
Elimination of significant litigation paid / (received)	(23)	(20)	(306)
Coupon on subordinated notes	(177)	(213)	(238)
Operating segments [member]
Disclosure of operating segments [line items]
Elimination of significant litigation paid / (received)	(23)	(20)	(306)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	12,480	11,921	11,636
Purchases (sales) of property, plant and equipment and intangible assets	(7,594)	(8,251)	(8,557)
Telecommunication licenses paid	521	981	717
Repayments of lease liabilities	(1,652)	(1,514)	(1,621)
Elimination of telecommunication licenses paid	521	981	717
Coupon on subordinated notes	(177)	(213)	(238)
Telecom activities, operating segment [member] | Operating segments [member] | Organic Cash Flow For Telecom Activities
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	12,480	11,921	11,636
Purchases (sales) of property, plant and equipment and intangible assets	(7,594)	(8,251)	(8,557)
Telecommunication licenses paid	521	981	717
Repayments of lease liabilities	(1,652)	(1,514)	(1,621)
Repayments of debts relating to financed assets	(117)	(97)	(80)
Elimination of telecommunication licenses paid	521	981	717
Elimination of significant litigation paid / (received)	23	20	306
Organic cash flow from telecom activities	3,661	3,058	2,401
Telecom activities, operating segment [member] | Operating segments [member] | Free Cash Flow For Telecom Activities
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	12,480	11,921	11,636
Purchases (sales) of property, plant and equipment and intangible assets	(7,594)	(8,251)	(8,557)
Telecommunication licenses paid	(521)	(981)	(717)
Repayments of lease liabilities	(1,652)	(1,514)	(1,621)
Repayments of debts relating to financed assets	(117)	(97)	(80)
Elimination of telecommunication licenses paid	(521)	(981)	(717)
Coupon on subordinated notes	(177)	(213)	(238)
Free cash flow all-in from telecom activities	€ 2,940	€ 1,845	€ 1,140